The company - 2015 AstraZeneca monalizumab agreements (Details) - 2015 monalizumab agreement, with AstraZeneca € in Thousands, $ in Thousands								1 Months Ended			12 Months Ended
	Aug. 01, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 17, 2022 USD ($)	Jun. 17, 2022 EUR (€)	Dec. 07, 2020 USD ($)	Dec. 07, 2020 EUR (€)	Sep. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receipts from co-development agreement and option agreement										$ 250,000
Receipts from co-development agreement										100,000
Receipts from option agreement										150,000
Proceeds from exercise of option agreement									$ 100,000
Maximum potential regulatory milestones										100,000
Milestone payment received		$ 50,000	€ 47,700	$ 50,000	€ 47,700	$ 50,000	€ 41,227				$ 50,000
Additional milestones payment receivable								$ 50,000
Additional milestones payment, not eligible	$ 50,000
Maximum amount receivable from counter party upon achievement of certain milestones										775,000
Development and regulatory milestones										350,000
Commercialization milestones										$ 425,000
Co-fund percentage of trials of licensed product										30.00%
Percentage of profits in Europe										50.00%